Submission	Aug. 26, 2026
Submission [Line Items]
Central Index Key	0001128928
Registrant Name	FLOWERS FOODS INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES